Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,092	¥ 2,366
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	492	538
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,336	1,729
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 264	¥ 99